Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Common Stock	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Temporary Equity, Balance at Dec. 31, 2010		$ 59,059	$ 63,819
Balance at Dec. 31, 2010	3,671			26,040	(22,206)	(163)
Temporary Equity, Balance, shares at Dec. 31, 2010		5,391,441	4,124,986
Balance, shares at Dec. 31, 2010				7,485,764
Net income	14,762				14,762
Other comprehensive income	(7)					(7)
Issuance of common stock from vested restricted stock units
Issuance of common stock from vested restricted stock units (in shares)				123,948
Issuance of common stock from exercise of stock options	4,774			4,774
Issuance of common stock from exercise of stock options (in shares)				2,267,556
Repurchase of common stock	(6,103)				(6,103)
Repurchase of common stock (in shares)				(1,478,556)
Stock-based compensation expense	4,825			4,825
Excess tax benefit from equity incentive plan activity	(199)			(199)
Special dividend	(51,003)				(51,003)
Temporary Equity, Balance at Dec. 31, 2011		59,059	63,819
Balance at Dec. 31, 2011	(29,280)			35,440	(64,550)	(170)
Temporary Equity, Balance, shares at Dec. 31, 2011		5,391,441	4,124,986
Balance, shares at Dec. 31, 2011				8,398,712
Net income	31,832				31,832
Other comprehensive income	(25)					(25)
Issuance of common stock from vested restricted stock units
Issuance of common stock from vested restricted stock units (in shares)				75,992
Issuance of common stock from exercise of stock options	5,391			5,391
Issuance of common stock from exercise of stock options (in shares)				2,858,784
Repurchase of common stock	(2,683)				(2,683)
Repurchase of common stock (in shares)				(624,264)
Stock-based compensation expense	4,360			4,360
Excess tax benefit from equity incentive plan activity	297			297
Special dividend	(75,450)				(75,450)
Temporary Equity, Balance at Dec. 31, 2012		59,059	63,819
Balance at Dec. 31, 2012	(65,558)			45,488	(110,851)	(195)
Temporary Equity, Balance, shares at Dec. 31, 2012		5,391,441	4,124,986
Balance, shares at Dec. 31, 2012				10,709,224
Net income	13,147				13,147
Other comprehensive income	4					4
Issuance of common stock from vested restricted stock units
Issuance of common stock from vested restricted stock units (in shares)				36,512
Issuance of common stock from exercise of stock options	7,109			7,109
Issuance of common stock from exercise of stock options (in shares)	5,730,544			5,730,544
Repurchase of common stock	(11,985)				(11,985)
Repurchase of common stock (in shares)				(1,216,740)
Stock-based compensation expense	5,953			5,953
Excess tax benefit from equity incentive plan activity	15,610			15,610
Special dividend	(357,520)				(357,520)
Temporary Equity, Balance at Dec. 31, 2013		59,059	63,819
Balance at Dec. 31, 2013	(393,240)			74,160	(467,209)	(191)
Temporary Equity, Balance, shares at Dec. 31, 2013		5,391,441	4,124,986
Balance, shares at Dec. 31, 2013				15,259,540
Net income	7,761				7,761
Other comprehensive income	21					21
Issuance of common stock, net of initial public offering costs	218,613			218,613
Issuance of common stock, net of initial public offering costs (in shares)				15,091,074
Conversion of preferred stock	122,878	(59,059)	(63,819)	122,878
Conversion of preferred stock (in shares)		(5,391,441)	(4,124,986)	38,065,708
Issuance of common stock from exercise of stock options	631			631
Issuance of common stock from exercise of stock options (in shares)	762,010			762,010
Repurchase of common stock	(1,288)				(1,288)
Repurchase of common stock (in shares)				(74,795)
Stock-based compensation expense	4,911			4,911
Excess tax benefit from equity incentive plan activity	3,029			3,029
Special dividend	25				25
Balance at Jun. 30, 2014	$ (36,659)			$ 424,222	$ (460,711)	$ (170)
Balance, shares at Jun. 30, 2014				69,103,537